Summary of Significant Accounting Policies (Details 6) (USD $)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 6,181,904	$ (7,436,623)	$ (9,853,389)	$ (12,448,545)	$ (19,169,454)	$ (23,280,950)	$ (19,569,337)
Dilutive effect of warrants	(7,981,756)
Dilutive effect of conversion options	(41,432)
Convertible debt interest add-back	349
Adjusted net loss	$ (1,840,935)